Condensed Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2022
Condensed Financial Information of the Parent Company
Condensed Financial Information of the Parent Company

Note 20 - Condensed financial information of the parent company

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of September 30, 2022 and 2021, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Farmmi, Inc.

Parent Company Balance Sheets

	As of	As of
	September 30,	September 30,
	2022	2021
Assets
Current assets
Cash	$4,057,179	$522,915
Due from related parties	-	-
Other receivables	103,858	125,081
	4,161,037	647,996
Non-current assets
Investment in subsidiaries	156,151,565	160,199,022
Total assets	$160,312,602	$160,847,018

Liabilities and Shareholders’ Equity

Current liabilities
Due to related parties,	-	54,600
Convertible promissory notes	2,178,511	-
Derivative liability	3,450,000	-
Total liabilities	5,628,511	$54,600

Commitments and contingencies

Shareholders’ equity
Ordinary share, $0.025 par value, 24,000,000 shares authorized, 23,906,985 and 22,311,215 shares issued and outstanding at September 30, 2022 and 2021, respectively1	597,675	557,781
Additional paid-in capital	152,162,658	147,088,227
Retained earnings	1,923,758	13,146,410
Total shareholders’ equity	154,684,091	160,792,418

Total liabilities and shareholders’ equity	$160,312,602	$160,847,018

1. On May 31, 2022, the Company consolidated its ordinary shares at the ratio of one-for-twenty-five. The weighted average number of basic ordinary shares had been retrospectively adjusted from 102,842,495 to 4,113,700 for the year ended September 30, 2021 and from 16,244,856 to 649,794 for the year ended September 30, 2020. The weighted average number of diluted ordinary shares had been retrospectively adjusted from 104,455,189 to 4,178,208 for the year ended September 30, 2021. As a result, the basic and diluted earnings per ordinary share for continuing operations had been retrospectively adjusted from $0.02 to $0.59 and from $0.02 to $0.58 for the year ended September 30, 2021, respectively. For the year ended September 30, 2020, the basic and diluted earnings per ordinary share for continuing operations had been retrospectively adjusted from $0.07 to $1.66. For discontinued operations, the basic and diluted loss per ordinary share had been retrospectively adjusted from ($0.00) to ($0.01) and from ($0.02) to ($0.41) for the years ended September 30, 2021 and 2020, respectively.

Farmmi, Inc.

Parent Company Statements of Operations

	For the Years Ended September 30,
	2022	2021	2020
Operating expenses:
General and administrative expenses	$(2,961,849)	$(2,031,506)	$(602,518)

Other expenses
Change in fair value of derivative liability	419,649	-	-
Interest expenses	-	-	(135,867)
Amortization of debt issuance costs	(48,160)	-	(1,093,440)
Other expenses	(3,024)	(5,672)	(648)

Loss from operations	(2,593,384)	(2,037,178)	(1,832,469)
Equity in income of subsidiaries and VIE	4,817,363	4,395,592	2,656,075

Comprehensive income attributable to the Company	$2,223,979	$2,358,414	$823,606

Farmmi, Inc.

Parent Company Statements of Cash Flows

	For the Years Ended September 30,
	2022	2021	2020
Cash flows from operating activities
Net income	$2,223,979	$2,358,414	$823,606
Adjustments to reconcile net income to net cash used in operating activities
Equity in earnings of subsidiaries	(4,817,363)	(4,395,592)	(2,656,075)
Amortization of debt issuance costs	48,160	-	135,867
Amortization of deferred financing costs	-	-	1,093,440
Change in fair value of derivative liability	(419,649)
Share-based compensation	2,007,328	1,260,674	-
Other current assets	21,223	(125,081)	-
Other current liabilities	54,246	(40,000)	40,000
Net cash used in operating activities	(882,076)	(941,585)	(563,162)

Cash flows from investing activities
Investing in subsidiaries	(7,529,060)	(122,726,999)	688,060
Net cash (used in) provided by investing activities	(7,529,060)	(122,726,999)	688,060

Cash flows from financing activities
Net proceeds from share issuance	6,000,000	126,029,588	-
Net proceeds from issuance of convertible promissory notes	6,000,000	-	-
Proceeds from advances from related parties	-	298,297	-
Repayment of advances from related parties	(54,600)	(2,138,508)	(758,071)
Net cash provided by (used in) financing activities	11,945,400	124,189,377	(758,071)

Net increase (decrease) in cash and restricted cash	3,534,264	520,793	(633,173)

Cash, beginning of year	522,915	2,122	635,295

Cash, end of year	$4,057,179	$522,915	$2,122